Parent company information - Summary of Parent Company Information - Condensed Balance Sheets (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Assets
Cash and due from banks	$ 113,846	$ 118,888	$ 26,310
Interest-bearing deposits with banks	79,638	39,013
Securities	284,724	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	307,903	313,015
Loans, net of allowance for loan losses	717,575	660,992
Other assets	61,883	58,921
Total assets	1,706,323	1,624,548
Liabilities and shareholders' equity
Deposits	1,100,831	1,011,885
Other liabilities	70,301	69,831
Subordinated debentures	9,593	9,867
Shareholders' equity	98,762	86,767	83,518
Total liabilities and equity	1,706,323	1,624,548
Parent [member]
Assets
Cash and due from banks	97,617	109,397	$ 14,264
Interest-bearing deposits with banks	56,896	21,603
Securities	153,780	146,524
Investments in bank subsidiaries and associated corporations	43,546	41,029
Investments in other subsidiaries and associated corporations	80,216	76,358
Assets purchased under reverse repurchase agreements and securities borrowed	125,590	134,037
Loans, net of allowance for loan losses	601,742	554,173
Other assets	155,421	171,622
Total assets	1,314,808	1,254,743
Liabilities and shareholders' equity
Deposits	854,833	782,637
Net balances due to bank subsidiaries	28,201	42,157
Net balances due to other subsidiaries	38,309	36,421
Other liabilities	285,447	297,261
Total other liabilities	1,206,790	1,158,476
Subordinated debentures	9,351	9,603
Shareholders' equity	98,667	86,664
Total liabilities and equity	$ 1,314,808	$ 1,254,743